Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-Term Borrowings (Details) [Line Items]
Short-term borrowings	¥ 13,000			¥ 15,687	¥ 3,169		$ 1,789	$ 2,209
Interest expenses				313,000	162,000	¥ 182,000
Repaid borrowings	10,787	$ 1,484	¥ 3,685	6,428	¥ 8,454	¥ 3,000
Obtained borrowings	8,000
Short-Term Debt [Member]
Short-Term Borrowings (Details) [Line Items]
Repaid borrowings	¥ 10,687
Maximum [Member] | Short-Term Debt [Member]
Short-Term Borrowings (Details) [Line Items]
Short-term borrowings				15,700
Minimum [Member]
Short-Term Borrowings (Details) [Line Items]
Short-term borrowings				¥ 15,200